Income tax - Reconciliation of Expected Tax Expense to Tax Expense Report in Statement of Loss (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Major components of tax expense (income) [abstract]
Loss before tax	$ (87,585)	$ (73,507)	$ (41,225)
Tax at Swiss statutory rate	11,749	9,907	5,541
Effect of tax rates in foreign jurisdictions	(292)	(218)	(177)
Unrecognized deferred tax assets	(9,386)	(9,077)	(3,276)
Income not subject to tax (expense not deductible for tax purposes)	(1,940)	(805)	41
Uncertain tax positions	328	(110)	(74)
Recognition of deferred tax assets from previously unrecognized tax assets	509	0	0
2018-2019 French tax assessment	(427)	0	0
Other	(405)	135	(169)
Total income tax (expense) benefit	$ 136	$ (168)	$ 1,886